Income Taxes (Details 4) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
Unrecognized tax benefit liabilities, beginning of period	$ 30.4	$ 85.5	$ 101.5
Increases as a result of tax positions taken during a prior period	0.0	0.1	0.1
Decreases as a result of tax positions taken during a prior period	(11.5)	(1.2)	(4.0)
Increases as a result of tax positions taken during the current period	21.3	3.7	7.7
Decreases related to settlements with tax authorities	0.0	(54.7)	(13.9)
Decreases related to lapse of applicable statute of limitations	(0.7)	(3.0)	(5.9)
Unrecognized tax benefit liabilities, end of period	$ 39.5	$ 30.4	$ 85.5